UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Five Tower Bridge

300 Barr Harbor Drive, Suite 560

West Conshohocken, PA 19428

(Address of principal executive offices)

 (Zip code)

Conestoga Funds

Five Tower Bridge

300 Barr Harbor Drive, Suite 560

West Conshohocken, PA 19428

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Conestoga Small Cap Fund

AMERICAN SAFETY INSURANCE HLDGS

Ticker Symbol:ASI	Cusip Number: G02995101
Record Date: 5/10/2004	Meeting Date: 6/24/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOTE FOR THE FOLLOWING NOMINEES: WILLIAM O. MAULDIN, JR. AND JEROME D. WEAVER	FOR	ISSUER	FOR	WITH
2	ELECTION OF FRANK D. LACKNER TO SERVE AS DIRECTOR UNTIL THE 2006 MEETING.	FOR	ISSUER	FOR	WITH
3	TO RATIFY THE AUDIT COMMITTEE'S REAPPOINTMENT OF KPMG AS INDEPENDENT PUBLIC ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31, 2004	FOR	ISSUER	FOR	WITH

AVOCENT CORPORATION

Ticker Symbol:AVCT	Cusip Number: 053893103
Record Date: 6/10/2004	Meeting Date: 6/10/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	VOT FOR ELECTION OF THE FOLLOWING NOMINEES: WILLIAM H. MCALEER, DAVID P. VIEAU, DOYLE C. WEEKS	FOR	ISSUER	FOR	WITH
2	RATIFY THE APPT. OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING 12-31-2004	FOR	ISSUER	FOR	WITH

BOSTON PRIVATE FINANCIAL HOLDINGS INC.

Ticker Symbol:BPFH	Cusip Number: 101119105
Record Date: 3/3/2004	Meeting Date: 4/29/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	APPROVE A NEW 2004 STOCK OPTION AND INCENTIVE PLAN FOR OFFICERS, EMPLOYEES, NONEMPLOYEE DIRECTORS AND OTHER KEY PERSONS OF THE COMPANY AND ITS SUBSIDIARIES.	FOR	ISSUER	FOR	WITH
3	APPROVE THE BOSTON PRIVATE FINANL HOLDINGS ANNUAL EXECUTIVE INCENTIVE PLAN.	FOR	ISSUER	FOR	WITH

CARBO CERAMICS INC.

Ticker Symbol:CRR	Cusip Number: 140781105
Record Date: 2/13/2004	Meeting Date: 4/13/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	RATIFY THE APPOINTMENT OF ERNST & YOUNG CPAS AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING 12/31/2004.	FOR	ISSUER	FOR	WITH
3	RATIFY AND APPROVE THE 2004 CARBO CERAMICS INC. LONG-TERM INCENTIVE PLAN.	FOR	ISSUER	FOR	WITH

COMPUTER NETWORK TECHNOLOGY CORP.

Ticker Symbol:CMNT	Cusip Number: 204925101
Record Date: 4/28/2004	Meeting Date: 6/23/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE FOLLOWING NOMINEES: THOMAS G. HUDSON, PATRICK W. GROSS, ERWIN A KELEN, JOHN A RLLWAGEN, LAWRENCE A. MCLERNON, KATHLEEN B. EARLEY,BRUCE J. RYAN AND DR. RENATO A. DIPENTIMA	FOR	ISSUER	FOR	WITH
2	RATIFY AND APPROVE THE APPT. OF KPMG LLP AS INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING JANUARY 31, 2005	FOR	ISSUER	FOR	WITH

COMPUTER PROGRAMS AND SYSTEMS, INC.

Ticker Symbol:CPSI	Cusip Number: 205306103
Record Date: 3/31/2004	Meeting Date: 5/13/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	RATIFY THE APPT. OF ERNST & YOUNG AS INDEPENDENT AUDITORS AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT.	FOR	ISSUER	FOR	WITH

CUNO, INC.

Ticker Symbol:CUNO	Cusip Number: 126583103
Record Date: 1/21/2004	Meeting Date: 3/4/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINES	FOR	ISSUER	FOR	WITH
2	REAPPROVE PERFORMANCE GOALS IN THE EXECUTIVE MANAGEMENT	FOR	ISSUER	FOR	WITH
3	RATIFY SELECTION OF PRICEWATERHOUSECOOPERS AS INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

CURTISS WRIGHT CORP.

Ticker Symbol:CW	Cusip Number: 231561101
Record Date: 3/3/2004	Meeting Date: 4/23/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	APPROVE THE APPT. OF DELOITTE & TOUCHE AS INDEPENDENT PUBLIC ACCOUNTANTS OF THE CORPORATION.	FOR	ISSUER	FOR	WITH

DREXLER TECHONOLOGY CORP.

Ticker Symbol:DRXR	Cusip Number: 261876106
Record Date: 8/21/2003	Meeting Date: 10/10/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES	FOR	ISSUER	FOR	WITH
2	STOCKHOLDER'S PROPOSAL RELATED TO ENGAGING AN INVESTMENT BANKING FIRM	AGAINST	STOCKHOLDER	AGAINST	WITH

EVERGREEN RESOURCES, INC.

Ticker Symbol:EVG	Cusip Number: 299900308
Record Date: 9/26/2003	Meeting Date: 11/20/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO AMEND THE COMPANY'S AMENDED AND RESTATED ARTICLES OF INCORPORATION TO INCREASE THE NO. OF AUTHORIZED SHARES OF COMMON STOCK FROM 50,000,000 TO 100,000,000 SHARES.	FOR	ISSUER	FOR	WITH

EVERGREEN RESOURCES,INC.

Ticker Symbol:EVG	Cusip Number: 299900308
Record Date: 3/12/2004	Meeting Date: 5/7/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE APPT. OF BDO SEIDMAN AS INDEPENDENT AUDITORS FOR THE YEAR ENDING 12/31/2004.	FOR	ISSUER	FOR	WITH

FACTSET RESEARCH SYSTEMS, INC.

Ticker Symbol:FDS	Cusip Number: 303075105
Record Date: 11/7/2003	Meeting Date: 1/8/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE SELECTION OF PRICE WATERHOUSE COOPERS AS THE INDEPENDENT ACCOUNTANTS FOR FISCAL 2004.	FOR	ISSUER	FOR	WITH

GENTEX CORP.

Ticker Symbol:GNTX	Cusip Number: 371901109
Record Date: 3/19/2004	Meeting Date: 5/13/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	APPROVE THE GENTEX CORP. QUALILFIED STOCK OPTION PLAN.	FOR	ISSUER	FOR	WITH
3	AMEND THE ARTICLES OF INCORPORATION TO INCREASE THE AUTHORIZED SHARES OF COMMON STOCK.	FOR	ISSUER	FOR	WITH
4	RATIFY THE APPT. OF ERNST & YOUNG AS THE COMPANY'S AUDITORS FOR THE FISCAL YEAR ENDED 12/31/2004.	FOR	ISSUER	FOR	WITH

GRACO, INC.

Ticker Symbol:GGG	Cusip Number: 384109104
Record Date: 2/23/2004	Meeting Date: 4/23/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF APPT. OF DELOITTE & TOUCHE AS INDEPENDENT AUDITORS.	FOR	ISSUER	FOR	WITH

HUTCHINSON TECHNOLOGY INC.

Ticker Symbol:HTCH	Cusip Number: 448407106
Record Date: 12/16/2003	Meeting Date: 1/28/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF APPT. OF DELOITTE & TOUCHE AS INDEPENDENT PUBLIC ACCOUNTANTS FOR 2004 FISCAL YEAR.	FOR	ISSUER	FOR	WITH

ICU MEDICAL INC.

Ticker Symbol:ICUI	Cusip Number: 44930g107
Record Date: 4/5/2004	Meeting Date: 5/26/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	RATIFY SELECTION OF DELOITE & TOUCHE AS AUDITORS FOR THE COMPANY.	FOR	ISSUER	FOR	WITH

INTEGRATED CIRCUIT SYSTEMS INC.

Ticker Symbol:ICST	Cusip Number: 45811K208
Record Date: 9/15/2003	Meeting Date: 10/29/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES	FOR	ISSUER	FOR	WITH

INTER-TEL INC.

Ticker Symbol:INTL	Cusip Number: 458372109
Record Date: 3/5/2004	Meeting Date: 4/27/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	CONSIDER AND RATIFY THE APPT. OF ERNST & YOUNG AS THE COMPANY'S INDEPENDENT AUDITORS.	FOR	ISSUER	FOR	WITH
3	TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.	FOR	ISSUER	FOR	WITH

KENSEY NASH CORP.

Ticker Symbol:KNSY	Cusip Number: 490057106
Record Date: 10/17/2003	Meeting Date: 12/3/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	APPROVE THE 4TH AMENDED AND RESTATED KENSY NASH CORP. EMP. INCENTIVE COMPENSATION PLAN.	FOR	ISSUER	FOR	WITH
3	RATIFY THE APPT. OF DELOITTE & TOUCHE AS THE INDEPENDENT AUDITORS OF THE COMPANY'S FINANCIAL STATEMENTS.	FOR	ISSUER	FOR	WITH

KENSEY NASH CORPORATION

Ticker Symbol:KNSY	Cusip Number: 490057106
Record Date: 4/30/2004	Meeting Date: 6/28/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE THE FOURTH AMENDED AND RESTATED KENSY NASH CORP. EMPLOYEE INCENTIV COMPENSATION PLAN.	FOR	ISSUER	FOR	WITH

KNIGHT TRANSPORTATION INC.

Ticker Symbol:KNGT	Cusip Number: 499064103
Record Date: 3/22/2004	Meeting Date: 5/21/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH

LANDAUER INC.

Ticker Symbol:LDR	Cusip Number: 51476k103
Record Date: 12/19/2003	Meeting Date: 2/4/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES	FOR	ISSUER	FOR	WITH
2	APPROVE PRICE WATERHOUSE COOPERS AS AUDITORS.	FOR	ISSUER	FOR	WITH

MATTHEWS INTERNATIONAL CORP.

Ticker Symbol:MATW	Cusip Number: 577128101
Record Date: 12/31/2003	Meeting Date: 2/19/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES	FOR	ISSUER	FOR	WITH
2	RATIFY AND APPT. PRICE WATERHOUSE COOPERS AS INDEPENDENT AUDITORS TO AUDIT THE RECORDS OF COMPANY FOR FISCAL YEAR END SEPTEMBER 30, 2004	FOR	ISSUER	FOR	WITH

MENTOR CORPORATION

Ticker Symbol:MNT	Cusip Number: 587188103
Record Date: 7/14/2003	Meeting Date: 9/10/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	APPROVE THE AMENDMENT OF COMPANY'S BYLAWS AS PREVIOUSLY AMENDED AND RESTATED, TO PROVIDE THAT THE NO. OF DIRECTORSSHALL BE ESTABLISHED BY RESOLUTION OF THE BOARD OF DIRECTORS.	FOR	ISSUER	FOR	WITH
3	RATIFY APPT. OF ERNST AND YOUNG AS INDEPENDENT AUDITORS OF THE COMPANY FOR THE FISCAL YEAR END MARCH 31, 2004	FOR	ISSUER	FOR	WITH

OSHKOSH TRUC CORP.

Ticker Symbol:OSK	Cusip Number: 688239201
Record Date: 12/10/2003	Meeting Date: 2/3/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH

POLARIS IND. INC.

Ticker Symbol:PII	Cusip Number: 731068102
Record Date: 2/23/2004	Meeting Date: 4/22/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	APPROVAL OF THE POLARIS IND. SENIOR EXECUTIVE ANNUAL INCENTIVE COMPENSATION PLAN.	FOR	ISSUER	FOR	WITH
3	APPROVAL OF THE POLARIS IND. LONG TERM INCENTIVE PLAN.	FOR	ISSUER	FOR	WITH
4	APPROVAL OF AMENDMENTS TO THE POLARIS IND. 1995 STOCK OPTION PLAN.	FOR	ISSUER	FOR	WITH
5	UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS THEREOF.	FOR	ISSUER	FOR	WITH

POLARIS INDUSTRIES INC.

Ticker Symbol:PII	Cusip Number: 731068102
Record Date: 2/23/2004	Meeting Date: 4/22/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	APPROVAL OF THE POLARIS IND. SENIOR EXECUTIVE ANNUAL INCENTIVE PLAN.	FOR	ISSUER	FOR	WITH
3	APPROVAL OF THE POLARIS IND. LONG TERM INCENTIVE PLAN.	FOR	ISSUER	FOR	WITH
4	APPROVAL OF AMENDMENTS TO THE POLARIS IND. 1995 STOCK OPTION PLAN.	FOR	ISSUER	FOR	WITH
5	UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENTS THEREOF.	FOR	ISSUER	FOR	WITH

RAVEN INDUSTRIES, INC.

Ticker Symbol:RAVN	Cusip Number: 754212108
Record Date: 4/7/2004	Meeting Date: 5/26/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH

RENAISSANCE LEARNING INC.

Ticker Symbol:RLRN	Cusip Number: 75968l105
Record Date: 2/27/2004	Meeting Date: 4/21/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH

RUBY TUESDAY INC.

Ticker Symbol:RI	Cusip Number: 781182100
Record Date: 8/12/2003	Meeting Date: 10/7/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	APPROVE COMPANY'S STOCK INCENTIVE PLAN.	FOR	ISSUER	FOR	WITH
3	SHAREHOLER PROPOSAL REQUESTING BOARD OF DIRECTORS REVIEW COMPANY'S PLICIES AND ISSUE A REPORT ON THE RISKS, FINANCIAL COSTS AND BENEFITS, AND NVIRONMENTAL IMPACTS OF CONTINUED USE OF GENETICALLY ENGINEERED INGREDIENTS IN THE COMPANY'S FOOD PRODUCTS.	AGAINST	STOCKHOLDER	AGAINST	WITH

SCHOOL SPECIALTY INC.

Ticker Symbol:SCHS	Cusip Number: 807863105
Record Date: 7/7/2003	Meeting Date: 8/26/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	RATIFY DELOITTE & TOUCHE AS SCHOOL SPECIALTY'S INDENPENDE AUDITORS FOR FISCAL 2004.	FOR	ISSUER	FOR	WITH

SCP POOL CORP.

Ticker Symbol:POOL	Cusip Number: 784028102
Record Date: 3/12/2004	Meeting Date: 5/6/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	APPROVAL OF AN AMENDMENT TO THE COMPANY'S AMENDED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF THE COMPANY'S COMMON STOCK FROM 40,000,000 TO 100,000,000.	FOR	ISSUER	FOR	WITH
3	APPROVAL OF AN AMENDMENT TO THE COMPANY'S 2002 LONG-TERM INCENTIVE PLAN TO INCREASE THE MAXIMUM NUMBER OF SHARES OF THE COMPANY'S COMMON STOCK AUTHORIZED FOR ISSUANCE THEREUNDER FROM 1,050,000 TO 1,800,000 SHARES.	FOR	ISSUER	FOR	WITH
4	RATIFICATION OF THE RETENTION OF ERNST & YOUNG AS THE COMPANY'S INDEPENDENT AUDITORS.	FOR	ISSUER	FOR	WITH

SIMPSON MANUFACTURING CO., INC.

Ticker Symbol:SSD	Cusip Number: 829073105
Record Date: 2/9/2004	Meeting Date: 4/7/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	APPROVAL OF THE AMENDMENT TO THE CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK AUTHORIZED FOR ISSUANCE FROM 40,000,000 TO 80,000,000.	FOR	ISSUER	FOR	WITH
3	RATIFICATION OF SELECTION OF PRICE WAATERHOUSE COOPERS AS INDEPENDENT ACCOUNTANTS.	FOR	ISSUER	FOR	WITH

SIMPSON MANUFACTURING CO., INC.

Ticker Symbol:SSD	Cusip Number: 829073105
Record Date: 2/9/2004	Meeting Date: 4/7/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	APPROVAL OF THE AMENDMENT TO THE CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK AUTHORIZED FOR ISSUANCE FROM 40,000,000 TO 80,000,000.	FOR	ISSUER	FOR	WITH
3	RATIFICATION OF SELECTION OF PRICE WAATERHOUSE COOPERS AS INDEPENDENT ACCOUNTANTS.	FOR	ISSUER	FOR	WITH

STARTEK, INC.

Ticker Symbol:SRT	Cusip Number: 85569c107
Record Date: 4/2/2004	Meeting Date: 5/7/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	AMEND THE STOCK OPTION PLAN TO INCREASE THE MAXIMUM NUMBER OF SHARES AVAILABLE FOR AWARD UNDER THE PLAN FROM 1,585,000 TO 1,835,000.	FOR	ISSUER	FOR	WITH
3	AMEND THE DIRECTOR STOCK OPTION PLAN TO INCREASE THE MAXIMUM NUMBER OF SHARES AVAILABLE FOR AWARD UNDER THE PLAN FROM 90,000 TO 140,000.	FOR	ISSUER	FOR	WITH
4	RATIFY THE SELECTION OF ERNST & YOUNG AS INDEPENDENT AUDITORS FOR THE COMPANY.	FOR	ISSUER	FOR	WITH

TECHNE CORP.

Ticker Symbol:TECH	Cusip Number: 878377100
Record Date: 9/12/2003	Meeting Date: 10/23/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	SET THE NUMBER OF DIRECTORS AT SEVEN.	FOR	ISSUER	FOR	WITH

THE REYNOLDS & REYNOLDS CO.

Ticker Symbol:REY	Cusip Number: 761695105
Record Date: 12/17/2003	Meeting Date: 2/12/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	APPROVE THE 2004 REYSHARE PLUS PLAN.	FOR	ISSUER	FOR	WITH
3	APPROVE THE EXECUTIVE STOCK INCENTIVE PLAN.	FOR	ISSUER	FOR	WITH
4	RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE AS INDEPENDENT AUDITORS.	FOR	ISSUER	FOR	WITH

UNIFI INC.

Ticker Symbol:UFI	Cusip Number: 904677101
Record Date: 9/12/2003	Meeting Date: 10/22/2003
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	ADOPT AND APPROVE THE AMENDMENT TO THE COMPANY'S RESTATED CERTIFICATE OF INCORPORATION TO DECREASE THE REQUIRED MINIMUM NO. OF DIRECTORS ON THE BOARD OF DIRECTORS FROM NINE TO SEVEN MEMBERS.	FOR	ISSUER	FOR	WITH

WINNEBAGO IND. INC.

Ticker Symbol:WGO	Cusip Number: 974637100
Record Date: 5/2/1003	Meeting Date: 1/13/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES.	FOR	ISSUER	FOR	WITH
2	APPROVAL OF WINNEBAGO IND. 2004 INCENTIVE COMPENSATION PLAN.	FOR	ISSUER	FOR	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

Chairman and Chief Executive Officer

By /s/Robert M. Mitchell

* Robert M. Mitchell

Treasurer and Chief Financial Officer

Date: August 30, 2004

*Print the name and title of each signing officer under his or her signature.